[LETTERHEAD OF HAHN & HESSEN LLP]

ATTORNEYS

James Kardon                                                                                                                                           Direct Dial:  212-478-7250

Member of the Firm                                                                                                               Email:  jkardon@hahnhessen.com

June 21, 2006

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:          Lightspace Corporation

                Registration Statement on Form S-1

                SEC File No. 333-131857

Ladies and Gentlemen:

We are counsel to Lightspace Corporation (“Lightspace” or the “Company”) in connection with its proposed registration of Units for sale by the Company to the public.  In furtherance of the foregoing and on behalf of the Company, we hereby transmit Lightspace’s second amended Registration Statement on Form S-1 (File No. 333-131857) (the “Registration Statement”).  Capitalized terms used in this letter shall have the meanings given to them in the Registration Statement.

This Registration Statement responds to the comments set forth in the Staff's letter (the “Staff's Letter”), dated April 6, 2006.  The Staff’s Letter was prepared in connection with the Staff’s review of the Registration Statement, originally filed on February 14, 2006, as amended March 10, 2006.  For ease of reference, we have set forth below, in boldface, each comment in the Staff's Letter followed by our response to that comment, in normal typeface.

Fee Table

1.   It appears that you are registering the issuance of securities to the underwriter (Fee Table lines 9 through 17).  Please advise as to your purpose for doing so given that the underwriter will not be able to rely on Section 4(2) of the Securities Act for resales by it to third parties.  If your intent is to register such securities for resale, please revise the fee table and your disclosure throughout the prospectus as applicable.

As discussed with the Staff, we are registering the underwriter’s warrant as contemplated by the Telephone Interpretation A.66.  Since the underwriter’s warrant is exercisable within one year, we are also required to register the securities underlying such warrant.

488 Madison Avenue • New York, N.Y. 10022 • Phone (212) 736-1000 • (212) 478-7200

Fax (212) 478-7400 • Email: thefirm@hahnhessen.com

2.   The securities issuable pursuant to the February 9, 2006 “Exchange Agreement” (Fee Table lines 18 through 27) may not be registered for a primary offering since the offers commenced prior to filing the registration statement, as is evident from the terms of the Exchange Agreement.  Further, it appears these securities may not be registered for resale at this time because the issuance transactions have not been completed.  Please remove these securities from this registration statement and delete the “Alternate Prospectus” pages A-1 to A-5.  After you have completed the “Exchange Agreement” transactions privately, you may register the securities for resale on any Form available to you for resales at that time.  Please revise throughout the prospectus as applicable.  Please also note that it is inconsistent with Section 5 of the Securities Act to renegotiate a private offering while the related securities are still subject to a pending registration statement.

Lightspace closed the transactions under the Exchange Agreement privately as of April 27, 2006.  We have removed the securities issued in the Exchange from the Registration Statement, deleted the Alternate Prospectus pages and made conforming revisions throughout the Registration Statement.

3.   The securities issuable upon surrender of the “Bridge Notes” cannot be registered as a primary offering since the offer commenced prior to filing the registration statement, as is evident by the terms of the Bridge Notes.  Further, it appears these securities may not be registered at this time for resale because the issuance transactions have not been completed.  After you have completed the Bridge Note surrender transactions privately, you may register the securities for resale on any Form available to you for resales at that time.  Please revise throughout the prospectus as applicable.  Please also note that it is inconsistent with Section 5 of the Securities Act to renegotiate a private offering while the related securities are still subject to a pending registration statement.

Lightspace closed the conversion of the Bridge Notes privately, effective May 3, 2006.  We have removed the securities issued in the Bridge Note Conversion from the Registration Statement, made revisions throughout the Registration Statement to reflect that the securities are now being sold solely for cash and made additional conforming revisions throughout the Registration Statement.

4.   Since the Bridge Note surrender Units are ineligible for the registered primary offering, it is unclear whether the surrender would qualify for meeting the minimum Unit offering requirement.  Please revise or advise.

Since the Bridge Note conversion is no longer taking place as part of the public offering, we have revised the minimum Unit offering requirement to 450,000 Units.  Only cash received in connection with the Offering will be considered when determining whether the requirements of the Minimum Offering have been met.

5.   Once the Underwriter's securities, “Exchange Agreement” and Bridge Note surrender transactions are all removed from registration, it appears that Form SB-2 would be available for the offering. See General Instruction I to Form S-1 and General Instruction A.1 to Form SB-2. Please re-file on Form SB-2 or te11 why you believe you are eligible to use Form S-1.

As discussed with the Staff, while we acknowledge that Form SB-2 may be available for this offering, in the interest of efficiency, we have proceeded with revising the Registration Statement on Form S-1.

Cover Page

6.   Please revise the first paragraph to highlight that $x (y%) of the stated aggregate offering proceeds will be applied to reducing outstanding indebtedness, resulting in only $z of net cash proceeds to the company from the minimum offering amount.  Further, revise the risk factor “We may need additional capital to fund our growth” at page 7 to explain the effect of this intended application of offering proceeds.

We have added the following paragraph to the cover page of the Prospectus:

“We intend to use approximately $825,000, representing 29% of the Minimum Offering and 21% of the Maximum Offering, to pay the principal and accrued interest on our outstanding 8% senior secured notes due June 15, 2006 (the “Senior Notes”).  After repayment of the Senior Notes, the aggregate proceeds to us of the Offering will be $2,055,000 in the case of the Minimum Offering and $3,015,000 in the case of the Maximum Offering.”

We have also revised the risk factor beginning “We may need additional capital” to clarify that we anticipate that the net proceeds of the Offering, after payment of the Senior Notes, will be adequate to satisfy our capital requirements for the next six to 12 months.

7.   In the first paragraph you disclose the aggregate proceeds to be received in the minimum and maximum scenarios.  Please revise such disclosure to show expected offering proceeds amounts net of the underwriting commission payable.

After further negotiation, the underwriter has agreed to eliminate the cash underwriting commission portion of its compensation in exchange for increased warrants.  We have revised the first paragraph and the proceeds table on the first page of the Prospectus to reflect this change.

8.   In the fourth paragraph you refer to $2.4 million of 8% senior secured notes to be surrendered for approximately 387,000 Units. In the table at page 4 you indicate $1.7 million of senior secured notes will be eliminated.  Please reconcile the discrepancy in amounts.

As the Bridge Note conversion closed privately, the discussion in the notes to the table on page 4 has been revised to reflect the actual aggregate principal and interest converted, $2,488,471.  The discussion on the cover page has been eliminated, as the Bridge Notes are no longer converting as part of the offering.

The Offering, page 1

9.   We note that your pro forma statements assume a one for 2.5 reverse stock split of your common stock.  Please clarify for us when the stock split is effective.  Note that changes in capital structure due to reverse stock splits must be given retroactive effect in the balance sheet.  An appropriately cross-referenced note should disclose the retroactive treatment, explain the change made and state the date the change became effective.  Revise as necessary.  Refer to SAB 4C and SFAS 128, paragraph 54 for guidance.

The Registration Statement as filed on March 10, 2006 contemplated that the one for 2.5 reverse stock split would occur after the effective date thereof, concurrently with the effectiveness of the Exchange, the Bridge Note Conversion and the sale of Units.  Accordingly, the historical financial statements and notes thereto of Lightspace were not retroactively restated for such proposed reverse stock split.

Pursuant to a shareholder consent, the stock split was effective May 3, 2006, following the Exchange and concurrent with the Bridge Note Conversion.  We have noted the effective date of the reverse split and its retroactive effect on our disclosures in the first paragraph of the Prospectus Summary and in the first footnote to the “Securities Outstanding” table, both on the first page of the Prospectus.  We have revised our disclosures in the Registration Statement to retroactively reflect the reverse stock split throughout.

Historical and Pro Forma Financial Statements, page 2

10. Please expand the note to the table on page 4 to explain the basis for the pro forma cash amounts shown.

We have added the following paragraph and table after the Historical and Pro Forma Statements of Financial Position on page 4:

The following table summarizes the changes to the historical balance of cash and cash equivalents at March 31, 2006, assuming the Exchange that closed on April 27, 2006, the Bridge Note Conversion that closed on May 3, 2006, and the sale of 450,000 Units pursuant to the Minimum Offering or 600,000 Units pursuant to the Maximum Offering occurred as of March 31, 2006.

	March 31, 2006
			Pro Forma	Pro Forma
			As adjusted	As adjusted
	Historical	Pro Forma	Minimum	Maximum
Historical cash and cash equivalents	$412	$412	$412	$412
Proceeds from sale of Units			2,880,000	3,840,000
Estimated expenses associated with sale of Units			(280,763)	(280,763)
Repayment of demand notes			(24,055)	(24,055)

Pro forma cash and cash equivalents	$412	$412	$2,575,594	$3,535,594

Historical and Pro Forma Financial Position, page 4

11. We note that you are using the minimum value method to estimate the value of the Exchange Warrants. This method is appropriate for a non-public entity.  However, as indicated under Appendix E of SFAS 123, a company that makes a filing with a regulatory agency in preparation for the sale of any class of equity securities in a public market is considered to be a public entity. Please discuss the consideration that you have given to this guidance.

We accounted for the exchange warrants in the December 31, 2005 pro forma statements based upon our understanding of the guidance provided in paragraph 83 of SFAS 123 and the following reasons.

Paragraph 83 states “Nonpublic entities, including those that become public entities after June 15, 2005, that used the minimum value method of measuring equity share options and similar instruments for either recognition or pro forma disclosures under Statement 123 shall apply this statement prospectively to new awards and to awards modified, repurchased, or cancelled after the required effective date.  Those entities shall continue to account for any portion of awards outstanding at the date of initial application using the accounting principles originally applied to those awards (either the minimum value method under statement 123 or the provisions of Opinion 25 and its related interpretive guidance).”

We believe that the “required effective date” for Lightspace is January 1, 2006, either as a nonpublic company or as a small business issuer.  Additionally, we utilized the minimum value method in the pro forma statement of financial position for the following reasons:

(1)   Included in the pro forma statements for the year 2005 are three instances wherein the minimum value method was used to value other warrant issuances. To value the Exchange Warrants utilizing the fair value method would create inconsistent accounting applications within the year; and

(2)   Our estimate of utilizing the fair value method (3 year term, volatility factor of 59%, and a 4.39% interest factor) to determine the value of the $.80, $1.00 and $3.00 Exchange Warrants at December 31, 2005 would increase the charge with respect to these Exchange Warrants by approximately $225,000. Given that the terms of the Exchange were fixed, but contingent upon satisfaction of a new investment of greater than two million, interest on the related notes would have to be accrued through the date of the satisfaction of the contingency.  We estimated that the interest accrual through April 2006 would be approximately $150,000, which upon the effectiveness of the Exchange Agreement, would be reversed to operations or to equity depending on the type of note, convertible or demand.  We did not view it appropriate to affect this additional $225,000 in the pro forma statement of financial position at December 31, 2005, without giving effect to the possible reversal of 2006 interest when the Exchange became effective.

As the Exchange Agreement has now gone effective, we have revised our valuation of options and warrants, including the Exchange Warrants, to use the fair value method.

Risk Factors, page 7

12. Please include appropriate risk factor headings for each risk factor included in this section.  In doing so, please evaluate each of your headings to ensure that your risk factors clearly and specifically state the material risk to investors that is a consequence of the condition or uncertainty that you identify.  Avoid risk factor headings that are too vague and generic to adequately describe the risk that follows or merely allude to the risk.  You should describe the risk and its result clearly and concretely and include the nature of the specific risk or harm in your headings.  Readers should be able to read the risk factor headings and come away with a strong understanding of what the risk is and the result of the risk as it specifically applies to you. For example, but without limitation, please revise the following risk factor headings in response to this comment:

•      We may need additional capital…;

•      Our intellectual property...;

•      Our future revenue growth...;

•      The market for Lightspace systems is uncertain...; and

•      Our certificate of incorporation..__

We have reviewed all of the risk factor headings contained in the Prospectus, and have revised the headings below, which include each of the headings listed above, in order to clarify the risk to an investor.  (Where the revision included the first words of the heading, we have noted the new opening in parentheses.)

•      We may need additional capital…;

•      Our intellectual property and proprietary… (If we fail to adequately protect…);

•      The market for our products…;

•      Our future revenue growth depends… (If we are unable to…);

•      The market for Lightspace systems… (Failures or delays in introducing…);

•      Our products may not always…;

•      We rely on certain key… (We have experienced turnover among…);

•      A trading market for our...;

•      Our certificate of incorporation authorizes….

[LETTERHEAD OF HAHN & HESSEN LLP]

Our efforts sell internationally…, page 9

13.  Please identify the foreign countries where you have previously made sales.

We have revised the risk factor to specifically name Australia, Canada, Chile, Japan and Korea as the foreign countries where we have previously made a small number of sales.  We have also clarified that, while our international marketing to date has been limited, we intend to expand our efforts to sell in foreign countries.

A Trading Market for our common stock… page 11
Listing of Units, Common Stock and Warrants, page 39

14.  Briefly indicate whether the underwriter of this offering expects to make a market in your securities.

We have added a statement to the effect that the underwriter does not intend to make a market in our securities in each of the places indicated above, and under “Plan of Distribution” on page 49.

Selected Historical and Pro Forma Financial Data, page 20

15.    Since data for each of the last five fiscal years of the registrant is required, revise to explain that you were incorporated in August 2001,but did  not begin operations unti1 2003.  Discuss the effect on the comparability of the financial data presented.  Refer to Item 301 of Regulation S-K.

The following paragraph was added to the beginning of this section:

Lightspace was incorporated in 2001 and incurred or recorded only minor expenses and no revenues in 2001 and 2002. Operations were commenced in the second half of 2003 when we received our first significant investor equity funding. While the historical information presented is a summary of the actual results incurred for these periods, the financial information is for informational purposes only, and does not purport to be representative of the results of operations or financial position that may occur in the future.

Management’s Discussion, page 21
Revenues, page 22

16.    Please discuss the significant quarterly variability of revenues in fiscal 2005, including reasons for the significant decline in the fourth quarter.

We have added the following paragraph under “Revenues” on page 23:

Quarterly 2005 revenues decreased significantly from a high of $632,402 for the March quarter to $150,963, $183,070 and $59,171 for the June, September and December quarters, respectively.  The decline in quarterly revenues was due to the inability of Lightspace to secure additional adequate financing during this period.  To conserve cash, we were required to terminate sales and marketing personnel, significant restrict marketing expenditures, and in March 2005 stop the production of interactive tiles.  Fourth quarter sales of $59,171 used all available inventory of interactive tiles.  With the new funding round that commenced in September, we engaged a contract manufacturer to produce 500 interactive tiles.  These interactive tiles were delivered in late December 2005 and in the first quarter of 2006.

Liquidity, Capital Resources and Cash Flow, page 23

17.    We note that from March 2005 to September 2005 you did not produce any interactive tiles and during 2004 you encountered significant manufacturing problems.  Please revise to provide a discussion of the significant manufacturing problems and quantify the impact that these matters have had on your business and what effect is expected in future periods.  Please also describe the remedial steps taken.  We note the current manufacturer is unable to produce components that meet your requirements, and you anticipate you will cancel the contract. Please revise MD&A to discuss if this cancellation is expected to have a material impact you're your revenues or operating results.

We have added a new section entitled “Manufacturing Operations,” beginning on page 28, which discusses the manufacturing problems encountered in 2004 and the actions taken to correct such problems.  The non-production of tiles from March 2005 through December 2005 was not the result of manufacturing problems, which were solved at the end of 2004 and the beginning of 2005, but the result of lack of funds to engage a contract manufacturer and to build inventory.

The Chinese manufacturer that we contracted with in May of 2005 is a supplier of certain parts and not the contract manufacturer that supplies other parts and assembles the interactive tiles.  We engaged this Chinese parts manufacturer in hope that the quality of parts would meet our requirements at a lesser cost. The samples that we have received have not met our specifications and we are in the process of terminating this contract at no cost to Lightspace.  Adequate supplies of these parts are currently available from other suppliers at competitive prices.  We have added this information as part of a note to the contractual obligations table on page 29.

Manufacturing, page 29

18.    We note that you have limited supply sources for materials and services.  Please discuss.  Also, we note you are seeking to develop lower cost manufacturing methods and suppliers.  Please discuss.

We have replaced this section with the “Manufacturing Operations” section discussed above.

Facilities, page 30

19.    We note that you outsource manufacturing. Please revise to c1arify what you mean by "production requirements" at your facility.

“Production requirements” referred to assembly and testing of Lightspace systems prior to delivery to customers.  We have revised this paragraph to describe this activity directly.

Management Compensation, page 32

20.    Note 12 to the financial statements indicates the options granted in September 2005 Stock Incentive Plan are exercisable at $0.33.  Note 2 to the table here indicates options granted under that program are exercisable at $0.83.  Please reconcile.

The disclosure related to the option grants has been revised to reflect that the options were granted with an exercise price of $0.83 per share, the price of the options after giving effect to the 1 for 2.5 reverse stock split.

Certain Relationships and Related Transactions, page 33

21.    We see in Note7 to the financial statements that you engaged in transactions with an officer and principal stockholder during 2005.  Please discuss those transactions in this section, or tell us why you believe they need not be disclosed.

The $120,021 in accounts payable described in note 7 to the financial statements includes $47,636 in recorded, accrued business expenses incurred by our former CEO and a $72,485 balance due to Immersive Productions, an affiliate of our former CEO, arising from a sale transaction in 2005.  We have added a paragraph on page 40 describing the transaction with Immersive Productions and discuss the expenses incurred by our former CEO in the context of his severance agreement.

22.    We note several transactions with affiliates described in Note 9 to the financia1 statements.  Please tell us where each of these transactions is described in this section, revise to include them, or tell us why you believe they may be omitted.

We have revised the discussion of the Debt Conversion on page 39 to indicate that certain of the Existing Notes were issued to our former CEO and to a major stockholder.

Description of Securities, page 37
Where You Can Find More Information, page 45

23.    With respect to the second paragraph hereunder, material contracts and agreements should be filed as exhibits to the registration statement, not furnished upon request.  In addition, since you are not currently a reporting company, you may not incorporate by reference any required disclosure. See Form S-l, General Instruction VII. Please revise appropriately.

We have revised the paragraph to reflect that all material contracts and agreements are filed with the Registration Statement.

Registration Rights, page 40

24.    As previously noted, you may not register a primary issuance of shares issuable upon exercise of outstanding conversion rights. Please revise this section accordingly.

The discussion of registration rights has been deleted, as the rights in question were waived pursuant to the Exchange Agreement.  There are currently no outstanding registration rights related to Lightspace securities.

Plan of Distribution, page 42

25.    Provide the information, including the table, required by Item 508(e) of Regulation S~K.

The disclosure has been revised to reflect that the underwriter is not receiving any compensation in the form of commissions, as discussed above.  We have added a table setting forth the number of Units to be subject to the underwriter’s warrant in the case of the Minimum Offering and the Maximum Offering.

Note 2. Basis of Presentation, page F-7

26.    Revise to clearly state that there is "substantial doubt" about your ability to continue as a going concern. Going concern disclosures must use the words "substantial doubt."

We have added the words “substantial doubt” to Note 2.

Note 3. Summary of Significant Accounting Policies, page F-8
Revenue Recognition, page F-8

27.    We note that your products have hardware and software features.  Please tell us how you allocate revenue to these elements.  Explain if the customer is provided with a right to receive additional software products free or at a reduced price.  Please explain how you comply with SOP 97-2 and EITF 00-21 with regard to your multiple element arrangements.

Our current products, Lightspace Play, Lightspace Dance and Lightspace Design, are each available with a standard hardware configuration, standard operating system and standard software programs.  The products will not operate for their intended purpose without the integration of all three aspects.  Some customers have requested special software for their installations, the selling price of which is added to the total invoice.  Payment terms for a Lightspace system, in most situations, include specifically determined prepaid amounts from the customer.  In all situations such prepaid amounts are recorded as deferred revenue.  Revenue is only recognized for a Lightspace system, including special software, upon acceptance by the customer, verbally or written, after installation of the total system at the customer site.  Installation is normally performed by a Lightspace employee.  In those rare situations where installation is performed by the customer, Lightspace receives a form of acceptance prior to recognition of revenue.

Prior to installation, Lightspace provides the customer with the opportunity to purchase a one-year maintenance contract. The maintenance contract provides the customer with service support and upgrades to the operating system. Revenue associated with the maintenance contract is deferred at date of installation and amortized to income on a straight line basis over twelve months.  No customer to date has been provided with the right to receive software products free or at a reduced Price.  We are currently designing additional software programs for Lightspace systems. This new software will be offered at fair value to our past, present and future customers.

28.    Please tell us more about what is included in the line item "deferred revenue." Also, revise your liquidity section of your MD&A to describe the significant decrease from fiscal year 2004 to fiscal year 2005.

The balance of deferred revenue at December 31, 2004 was $467,567.  Included in this balance are deposits from 5 customers aggregating $458,270 and the remainder is deferred maintenance revenue of $9,299.  Two customers comprised $426,270 of the deposit balance (Party & Event Designers of Dallas Texas - $200,000, and Lightworks Interactive of New York City - $226,270).  System installation at these two customers was completed on January 12, 2005 and January 11, 2005, respectively, and revenue was recorded as of those dates.

The balance of deferred revenue at December 31, 2005 was $37,620. Included in this balance is a deposit from one customer aggregating $26,400 and the remainder is deferred maintenance revenue of $11,220.  Installation at this customer site was completed in mid-January 2006.

We have added the following paragraph under the heading “Deferred Revenue and Backlog” to the Management’s Discussion and Analysis on page 29:

“Deferred revenue is represented by: (1) advance deposits received from customers for the future purchase and installation of a Lightspace system and, (2) the balance of deferred maintenance revenue to be recognized as income over the remaining term of the maintenance contract.  Customer deposits are the segment of backlog that, in addition to being supported by a signed contract, is also supported by a customer advance payment.  Our product backlog at December 31, 2004 and 2005 was approximately $470,300 and $26,400, respectively, and was comprised substantially of customer deposits.  The significant decrease in the dollar value of the backlog from 2004 to 2005 is due to the lack of interactive tiles available for sale.  Due to our limited cash resources, we had ceased production of interactive tiles in March of 2005 and had sold all available inventory by October of 2005.”

Warranty Reserve, page F-8

29.    We noted that your products are "generally" warranted against defects for twelve months following the sale. We also note on page 29, that pursuant to your warranty, products may be returned for repair, replacement or refund. Please tell us how Warranty costs are estimated at the time of revenue recognition.

We removed the adverb “generally” and the words “or refund”.  Our products are warranted for one year and there is no right to a refund.  After acceptance by the customer at the date of installation, products can be only returned for repair or replacement.

Since our first product sale in January 2004 through December 31, 2005, we have sold 1,736 interactive tiles.  From April of 2005 to December of 2005 approximately 148 tiles were returned for repair of replacement under our warranty policy.  Of the 148 tiles returned, approximately 122 tiles were returned from four companies that had purchased our tiles for rental at multiple events and promotions.  Our examination of the 122 tiles indicated to us that in the majority of situations, the tiles were not defective, but that clamps and brackets had broken due to the lack of care in the multiple assemblies and disassemblies.

Given our limited historical experience with product returns, we assumed that the above results to be our maximum exposure for returns. We therefore assumed that 10% of our prior sales of tiles still under warranty could be returned, and that if such tiles could not be repaired, new tiles would be used to satisfy the claim. These calculations, together with estimates for shipping and labor, indicated that a maximum reserve for warranty of $35,000 was required.

Note 9.  Notes Payable, page F-12

30.    For each convertible note and warrant purchase agreement, please tell us and disclose the following:

•                  All the material terms of the convertible notes, warrants and extensions or modifications, inc1uding but not limited to, the conditions under which the company or the holder may convert into common shares, the conversion rate and all conditions that may result in adjustments to that rate. Likewise, please clearly describe the material terms of all related agreements, such as any registration rights agreements and guarantee agreements.

We have revised Note 9 to reflect the following:

•                  (1)           Stockholders’ convertible notes-$600,000:

We issued $600,000 in principal amount of 10% notes to stockholders on April 10, 2004.  The notes were due and payable earlier of: (a) Seven months from closing; (b)consummation of an equity closing with gross proceeds of at least three million dollars; or (c) consummation of a reorganization or merger where Lightspace existing shareholders do not hold at least 50% of voting power of the surviving entity.  If Lightspace had not repaid the principal and interest within seven months, the noteholder had the right to convert principal and interest due into common stock at a rate of $7.50 per share.  There are no registration rights agreements, guarantee agreements, or dilution provisions.

In connection with this transaction, Lightspace issued 40,975 three-year warrants to purchase 40,975 shares of Series A preferred stock at an exercise price of $10.25 per warrant.  The warrants were to be adjusted for stock splits, subdivisions of Series A preferred stock and changes in the conversion rate of preferred stock.

Although these notes were surrendered in exchange for shares of our common stock pursuant to the Exchange, we have amended our disclosure to describe the terms of the notes and to discuss a possible warrant conversion adjustment..

(2)          Stockholders’ convertible notes-$333,000 and $36,000:

We issued $330,000 and $36,000 10% notes to stockholders on June 8 and June 23, 2005, respectively.  The notes were due and payable on or at any time after (i) twelve months from the date of issuance in the case of the $330,000 note and (ii) two weeks from the date of issuance in the case of the $36,000 note.  The noteholder had the right to convert the principal and interest due on such notes into debt or equity securities that the lender might issue in the ten months following issuance of the notes at the same terms and conditions of that issue.  The $330,000 note contained a provision that if the note was not repaid according to its terms, the lender was entitled to a five-year warrant to acquire 44,000 shares of common stock of the Company at an exercise price of $7.50 per share.  This penalty repeated itself every three months.  There were no registration rights agreements, guarantee agreements, or dilution provisions.

In connection with this transaction, Lightspace issued 42,000 five-year warrants to purchase 42,000 shares of common stock at an exercise price of $12.50 per warrants were issued.  The warrants were to be adjusted for stock splits.

Although these notes and warrants were surrendered in exchange for shares of our common stock pursuant to the Exchange, we have modified our disclosure to correct the due date of notes, add paragraph regarding penalties, stated the time limit for the conversion rights and add that the warrants were adjustable for splits.

(3)          Other convertible notes-$435,000

We issued an aggregate of $435,000 in notes on various dates from November 2004 to January 2005.  The notes were due and payable on the earlier of May 30, 2006 or the closing of a public or private debt or equity offering, or a restructuring transaction, with gross proceeds of at least $2,500,000.  The noteholder had the right to convert the principal and interest due on such notes into common stock of the Company at the greater of $6.90, or if the Company consummated an equity financing greater than $1,000,000 prior to May 30, 2006, the price per share of that offering.  The notes had unlimited piggyback registration rights and average dilution protection.  If the notes were not paid in full by the due date, the conversion rate was modified by a percentage for each month thereafter that the notes remain unpaid

In connection with this transaction, Lightspace issued 16,876 five-year warrants to purchase 16,876 shares of common stock at an exercise price of $15.00 per warrants.  The warrants were to be adjusted for stock splits.

Although these notes and warrants were surrendered in exchange for shares of our common stock pursuant to the Exchange, we have revised our disclosure to add the additional provision for repayment prior to May 30, 2005, disclosed that piggyback rights existed and have been waived and that the warrants were to be adjusted for stock splits.  We have not added the penalty for non-repayment, as it never became operative due to follow on agreements with the lenders, including the

Exchange Agreement.

•                  Describe clearly how you have accounted for the convertible notes, including why no value was assigned to the debt conversion feature. Cite the accounting literature that supports your accounting and explain in detail how you applied the guidance in EITF 98-5 and EITF 00-27.

In each of the situations where convertible notes were issued, we do not believe that the EITFs referenced are applicable, as in each case the notes were issued in anticipation of the consummation of a significant funding round or other reorganization shortly thereafter, and the notes were to be repaid with the proceeds of that funding round or reorganization, or converted into the securities issued therein.  Our accounting treatment for the fair value of warrants issued for this temporary funding was to expense such amounts immediately, consistent with the intended short-term nature of the loans.

In May of 2005 we commenced discussions with a public company with respect to a reverse merger wherein Lightspace would be the surviving entity.  The plan was to acquire the entity through a private placement of Lightspace shares, followed immediately by a public secondary issuance.  Due to our cash situation, that public entity loaned to us $250,000 on June 17, 2006 for operating purposes pursuant to a secured and guaranteed note.  To fund our operations through September 30, 2005, the anticipated closing date of the acquisition and public offering, a Lightspace shareholder on June 8 and 23, 2005 loaned us $366,000 on a short-term basis, utilizing the bridge notes described above.  Due to the intended purpose of these loans, the expected short-term nature, and lack of special terms if converted, it was concluded that the conversion feature had no value. Unfortunately, our estimate of time to complete these transactions was incorrect, and in November 2006, we terminated the contemplated acquisition for other reasons.

In October 2004, we engaged Casimir Capital, LP as placement agent for our debt or equity securities.  The plan was to issue $1,000,000 in bridge notes to fund current operations, and in January or February of 2005 to consummate a public or private debt or equity offering or a restructuring transaction.  During November and December of 2004 and January of 2005, Casimir was able to secure $435,000 in bridge financing with the terms set for the conversion to common stock as described above.  Unfortunately, Casimir ceased doing business in January or February of 2005, thereby terminating the deal.  Again, due to the intended purpose of these loans, the expected short-term nature, and lack of special terms if converted, it was concluded that the conversion feature had no value.

Lastly, in April of 2004, again while negotiating with new investors for a substantive new funding round, to fund the current operations of the Company until that funding round could be consummated, our CEO and a stockholder loaned to the Company $600,000.  We had expected to complete the new funding round within a two month period at a price per common share in the $15.00 range.  As can be seen from the structure of repayment of the notes and conversion feature, the CEO and stockholder wanted the bridge notes to be repaid and not converted.  The conversion feature was established at $7.50 per share, an amount deemed sufficiently low so that the new investors would repay the notes rather than suffer the dilution of conversion.  Again, due to the intended purpose of these loans, the expected short-term nature, and the intent that such loans be repaid, it was concluded that the conversion feature had no value.

In summary, the intent of the above loans was no different than the intent of the Bridge Notes, and have been accounted for in a similar fashion.

•                  Provide a similar discussion of your accounting for the warrants and subsequent modifications.  Provide us with your analysis under SF AS 133 and EITF 00-19. Include all of the significant terms of the warrants in your response.

We issued warrants on five separate occasions, three times in connection with convertible debt issues, one time as consideration for personal debt guarantees and one time in consideration for debt extension.  In each situation the warrants were for a specific number of shares, a defined time and a defined exercise price.  There were no options to settle in cash or any other method other than the stipulated shares and there were no other contingent liabilities that we are aware of.  In each of these five situations, we computed the value of the warrant utilizing the minimum value method.  The warrants were never modified, except for the negotiated consideration for their surrender pursuant to the Exchange Agreement.  We do not believe that SFAS 133 or EITF 00-19 is applicable to these warrants.

•                  Revise the Critical Accounting Estimates section of MD&A to disclose the methodology and significant estimates used to value any of instruments you carry at fair value. In this regard, as applicable, please refer to the guidance provided in EITF 98-5, EITF 00-19 and the Division of Corporation Finance's               Current Accounting and Disclosure Issues Out1ine at http://www.sec.gov/divisions/corpfin/acctdis120105.pdf.

As discussed above, we do not believe that it is necessary to revise our historical accounting to value the warrants at fair value.  We have revised our disclosure to value our options and warrants at fair value for the purposes of our first quarter 2006 financial disclosures.

Note 10.  Preferred Stock, page F-13

31.    For your Series A convertible preferred stock, please tell us and disclose the significant terms of the preferred stock. Significant terms include settlement alternatives and the party that controls settlement and conversion rates, as wel1 as caps and floors on those rates. Please also tell us and disclose how you accounted for the issuance of the convertible preferred stock, warrants, and any subsequent modifications.  Cite the accounting literature upon which you relied and explain in detail how you applied that literature to the terms of your agreements.

We believe that the note as written describes the significant terms of the preferred stock, with the exception that the preferred stock has unlimited piggyback registration rights.  We have added this disclosure to the note and the fact that such right was terminated upon the signing of the Exchange Agreement.

No warrants were issued with the preferred stock.  The preferred stock was sold in 2003 and 2004 at $10.25 per share.  The entry to record the preferred stock was a debit to cash for the proceeds and a credit to par value and paid-in-capital for the same amount.  The last sale of common stock prior to the issuance of the preferred stock in 2003 was made at $3.61 (post split $9.03).

Note 12.  Stock Incentive Plan, page F-14

32.    Please revise to include all of the disclosures required by paragraphs 45-47 of SFAS 123, including the pro forma information required. We also refer you to the disclosure requirements of SF AS 148.

In September 2005, the stockholders and board of directors approved the stock plan for a maximum of 72,080 shares.  The Company issued options for the total amount of authorized shares in September 2005. In order to fully comply with SFAS 148, we have added the following to our disclosure: “No options were exercised, forfeited or expired from the date of issue to December 31, 2005.”  With the addition of the March 31, 2006 financial statements, we believe we have complied with the requirements of SFAS 123.

33.  Provide us with an itemized chronological schedule detailing each issuance of your common shares, preferred stock, stock options and warrants since March 2005 through the date of your response. Include the following information for each issuance or grant date:

•                  Number of shares issued or issuable in the grant

•                  Purchase price or exercise price per share

•                  Any restriction .or vesting terms

•                  Management's fair value per share estimate

•                  How management determined the fair value estimate

•                  Identity of the recipient and relationship to the company

•                  Nature and terms of any concurrent transactions with the recipient

•                  Amount of any recorded compensation element and accounting literature relied upon to support the accounting

In the analysis requested above, highlight any transactions with unrelated parties believed by management to be particularly evident of an objective fair value per share determination.  Please provide us with a chronological bridge of management's fair value per share determinations to the current IPO price per share. Also, indicate when discussions were initiated with your underwriter(s) about the IPO price.

There were five issuances of common stock and common stock warrants or options from March 2005 to April 26, 2006.  None of these issuances were made to unaffiliated parties.  On April 27, 2006, as explained in Note 19, Subsequent Events, the Company consummated the Exchange wherein substantially all shareholders’ and other convertible and demand debt, Series A preferred stock and warrants, including all of the warrants discussed below, were converted to common stock and Exchange Warrants at negotiated conversion rates.  Additionally, on May 3, 2006, $2,400,000 of Bridge Notes were converted into Units at a conversion rate of $6.40 per Unit.

In June 2005, in connection with the issuance of $366,000 of unsecured term convertible bridge notes, we also issued to the note holder, Mr. Pankaj Tandon, 42,000 five-year warrants to purchase 42,000 shares of common stock at an exercise price of $12.50 per warrant.  Mr. Tandon is a common and preferred stockholder and was a noteholder of previously issued convertible or demand notes.  The fair value of the warrants at the date of grant was determined to be $88,200 under the minimum value computation method utilizing a 3.77% risk-free interest rate assumption and an expected life of five years.  The $88,200 was charged to operations as a financing cost and as an increase to paid-in capital.

On June 15, 2005, the Company issued 12,000 shares of common stock in consideration for the conversion of $90,000 of unsecured demand notes to Mr. Pankaj Tandon at an agreed upon conversion rate of $7.50 per share.

On July 15, 2005, the Company issued 23,462 five-year warrants to purchase 23,462 shares of the common stock of the Company to Mr. Andrew Kennedy Lang, a Company founder, common stockholder and noteholder and former director and CEO, and Mr. David Hoch, a Company founder, common stockholder and former director and officer, in connection with their personal guarantees of Company debts.  The common stock warrants had an exercise price of $7.50 per warrant and were subject to adjustment for stock splits.  The fair value of the warrants at the date of grant was determined to be $31,089 under the minimum value computation method utilizing a 3.98% risk-free interest rate assumption and an expected life of five years.  The $31,089 was charged to operations and as an increase to paid-in capital.

On September 1, 2005, the Company issued 17,600 five-year warrants to purchase 17,600 shares of the common stock of the Company to Mr. Tandon in connection with the extension of payment terms of a demand note.  The common stock warrants had an exercise price of $7.50 per warrant and were subject to adjustments for stock splits.  The fair value of the warrants at the date of grant was determined to be $23,760 under the minimum value computation method utilizing a 4.01% risk-free interest rate assumption and an expected life of five years.  The $23,760 was charged to operations and as an increase to paid-in capital.

On September 30, 2005, the Company granted options to purchase 72,080 shares of common stock to officers, a director, and employees at an exercise price of $.83 per option, the fair market value of the Company’s common stock at that date.  The options vest at stipulated dates over a period not to exceed four years and expire in ten years.  The Company accounts for stock-based compensation arrangements with employees and directors utilizing the intrinsic-value method.  Under this method, stock compensation expense is determined at the measurement date, which is generally the date of grant, as the aggregate amount by which the fair market value of the common stock exceeds the exercise price to be paid.  All options granted under the 2005 Plan were granted at fair market value, accordingly, no compensation expense was recognized or will be recognized for financial reporting.

Negotiations with Griffin Securities, Inc., who eventually became the underwriter, and a group of investors began in June of 2005.  The initial structure of the deal was to be a reverse merger, wherein Lightspace would acquire the shell of a public company and be the surviving company.  This was to be followed by a secondary offering of equity securities.  Discussions, due diligence and negotiations continued through the summer, leading to a valuation in the $.25 to .30 range (pre-reverse split) per share being determined in September 2005.  The reverse merger transaction was terminated in November 2005, when the decision was made to pursue a public offering.  It was at this time that the definitive offering price of $6.40 per Unit was established by negotiation between Lightspace and Griffin Securities.

Note 15.  Concentration of Credit Risk, page F-17

34.    Revise your disclosure to identify the total amount of revenues from each of your customers that exceed 10% of your total revenues. We refer you to paragraph 39 of SFAS 131.

We have added the disclosure on an anonymous basis, identifying each customer as “customer A,” “customer B,” etc.

Note 19.  Subsequent Event, page F-19

35.    We note on February 9, 2006 that you entered into an Exchange Agreement with holders of Existing Notes, Series A Preferred Stock and Existing Warrants.  Please respond to the following:

•                  Tell us about your consideration, as well as your auditors, as to whether this event is a subsequent event that should be discussed in the footnotes to the financial statements. We noted that your auditors signed their opinion on March 3, 2006. Please advise.

We have expanded the disclosure in this note to provided further details of the Exchange Agreement and the subsequent consummation of the Exchange as of April 27, 2006.

•                  In addition, we noted that you modified the original conversion ratios related to Existing Notes, in order to effect the conversion. Please tell us about your consideration of any accounting consequences of this modification of the conversion terms. For example, tell us if you determined a new measurement date and tell us about your analysis of any beneficial conversion feature in accordance with EITF 98-5 and 00-27.

Please see the attached analysis with respect to gains and losses on conversion of stockholders’ and others convertible and demand debt, Series A preferred stock and warrants pursuant to the Exchange.  This transaction was consummated as of April 27, 2006.  Since these transactions will be reported in quarterly and annual reports in 2006, we would appreciate your guidance as to the presentation in the statement of operations. We believe that all components of the transaction should be aggregated and reported net of tax in one line of the statement, with appropriate disclosure of the components in the notes.  However, we believe that current literature may require that the gain on conversion from demand notes be reported as an extraordinary item (SFAS 4), and that the losses on convertible notes, preferred stock and warrants be reported as ordinary items (SFAS 84).

•                  Also, please disclose the method and significant assumptions used to value the warrants issued under the Exchange Agreement.  Show how you accounted for these warrants and disclose the date of their issuance.

Please see the attached analysis. The Exchange Warrants were issued at the effective date of the Exchange, April 27, 2006.  For the pro forma disclosures, it was assumed that the Exchange Warrants were issued as of December 31, 2005.

General

36.    Consideration should be given on an ongoing basis to the updating requirements of Rule 3-12 of Regulation S-X.  Also, all amendments should contain a currently dated accountant's consent.

As required by Rule 3-12, we have revised the Registration Statement to include financial disclosure as of March 31, 2006.  We have included a consent of our accountants to the use of their report in this amendment.

Recent Sales of Unregistered Securities, page II-2

37.    It appears you have limited disclosure in the section to equity securities.  Please revise to include the issuance of all securities issued over the last 3 years in accordance with Reg. S-K Item 70l.

We have added a section regarding the issuance of debt securities beginning on page II-3.

Exhibits

38.    We note several references to sales of securities, such as notes, warrants and preferred stock. For example, you indicate on pages F-12 and F-13 of your financial statements issuances of notes to investors in April, November and December of 2004 and January, June and September of 2005. If material, please file copies of the securities sales contracts.

All of Lightspace’s debt and equity securities, with the exception of the Senior Notes issued in March and April, 2006, have been exchanged for common stock and warrants to purchase common stock pursuant to the Exchange Agreement.  We have filed copies of the Exchange Agreement and forms of warrants as exhibits to the Registration Statement.

39.    You refer on page 24 to a purchase contract with a Chinese manufacturer.  To the extent required by Item 601(b)(10) of Regulation S-K, please file such contract as an exhibit.  In addition, to the extent you entered into purchase contracts with any of your customers that comprised at least 10% of your revenues, please also file such contracts as exhibits.

We have clarified in the note 2 to the contractual obligations table on page 29 that the Chinese manufacturer never met our requirements for the parts subject to the contract.  The contract was terminated at no cost to Lightspace in May 2004, and we believe that it was never material.

40.    Please file the escrow agreement described on page 42 as an exhibit.

We have filed the escrow agreement, which has yet to be signed, as an exhibit with the amendment.

Undertakings, page II-4

29.  Please include the undertakings required by Item 512(a)(5)(ii) of Regulation S-K.  See Rule 430C(d) and Rule 424(b)(3).

We have added the following undertaking to page II-6 of the Registration Statement:  [Note: I’m adding this as part of the next round of revisions.]

(5)  That, for the purpose of determining liability under the Securities Act to any purchaser, each prospectus filed pursuant to Rule 424(b) as part of this registration statement, other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; provided, however, that no statement made in this registration statement or a prospectus that is part of this registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in this registration statement or a prospectus that was part of this registration statement immediately prior to such date of first use.

General

30.  Consideration should be given on an ongoing basis to the updating requirements of Rule 3-12 of Regulation S-X. Also, all amendments should contain a currently dated accountant's consent.

As discussed above, we have revised the Registration Statement to include financial disclosure as of March 31, 2006 and have included an updated consent to the use of our accountants’ report.

Very truly yours,

/s/ James Kardon

James Kardon

CC:

Lightspace Corporation

Valuation of Exchange Options

As of December 31, 2005

Note all calculation after 1 for 2.5 split

SEC COMMENT 35 THIRD POINT

The total amount of warrants being issued in the conversion are as follows:

	Original Number	Old Conversion Price	Modified Number	New Conversion Price
EXCHANGE WARRANTS
Issued April 10, 2004 in connection with convertible debt	16,390	25.63	32,780	7.50
Issued December 1, 2004 in connection with convertible debt	16,876	15.00	33,754	7.50
Issued June 8 and 23, 2005 in connection with convertible debt	42,000	12.50	42,000	7.50
Issued July 15, 2005 in connection with personal guarantees	23,463	7.50	23,463	7.50
Issued September 1, 2005 in connection with debt extension	17,600	7.50	17,600	7.50
Total exchange warrants	116,329		149,597

NEW WARRANTS
To be issued with conversion of demand debt:
Exercise price $1.00			276,370	1.00
Exercise price $3.00			649,892	3.00
Exercise price $7.50			84,801	7.50
Total with demand debt			1,011,063
To be issued with Lang contingent $237,381 note			361,252	0.80
Total warrants to be issued			1,521,912

For the December 31, 2005 pro forma presentation:

Utilizing the minimum value method the only warrants that had value when assuming a $.80 offering price were the $.80 Lang warrants. The calculated amount of these warrants, $35,041 was included in the pro forma statements.

If we had utilized FASB 123r with a three year life, 4.39% interest factor, 59% volatility, and a stock price of $.80 for the new warrants and the example of a modification of vested options for the exchange warrants the results would be as follows:

	Warrants	Per warrant Value	Calculated Value
Exchange warrants	149,597	various	1,404
New warrants
Exercise price $1.00	276,370	0.2904	80,258
Exercise price $3.00	649,892	0.0820	53,291
Exercise price $7.50	84,801	0.0152	1,289
To be issued with Lang contingent $237,381 note	361,252	0.3448	124,560
Total			259,398

For the reasons previously stated, we utilized the minimum value method at December 31, 2005, but in 2006 when the conversions are consummated we will apply FASB 123r.

Lightspace Corporation

Gain or loss to be recorded on debt conversions, preferred stock and contingent note

As of December 31, 2005

Note all calculation after 1 for 2.5 split

SEC COMMENT 35 SECOND POINT

Convertible Debt:
Principle balance	$1,401,000
Principle plus interest	$1,715,333

Common shares to be issued original conversion rates (Original conversion rates $1.75 to $17.25)	345,797
Common shares to be issued negotiated conversion rates (Negotiated conversion rates $0.85 to $5.00)	676,333

Additional shares issued	330,536
Assumed FMV of common stock	$0.80
Loss on conversion	$264,429

Guidance from FASB 84. Of particular interest is the dissent of Mr. Sprouce, which is exactly the situation that we have wherein as following, we are recording a gain on the demand debt, when the economic substance of each transaction is very similar.

Demand Debt:
Principle balance	$1,300,853
Principle plus interest	$1,532,813

Shares to be issued negotiated conversion rates (Negotiated conversion rates $0.85 to $3.00)	868,532
Assumed FMV of common stock	$0.80
Total value of common shares to be issued	$694,826

Gain on conversion	$837,987
Guidance from FASB 26

Preferred Stock
Shares outstanding	133,732

Common shares to be issued original conversion rate (Original conversion rate 1 divided by 2.5)	53,493
Common shares to be issued negotiated conversion rate	160,479

Additional shares issued	106,986
Assumed FMV of common stock	$0.80
Loss on conversion	$85,589

Guidance an early EITF and the accounting for convertible debt above.

Lightspace Corporation

Gain or loss to be recorded on debt conversions, preferred stock and contingent note

As of December 31, 2005

Note all calculation after 1 for 2.5 split

Warrants issued with contingent note

All debt is converting to common stock except for a $237,381 note payable to the former CEO, which note is payable only on the occurrence of defined profit objectives. In connection with the issuance of this note, the Company also issued 361,252 five year warrants to purchase 361,252 shares of common stock at an exercise price of $0.80 per warrant.

Fair value of above warrants using minimum value method	$35,041
This amount will be amortized over a three year period.